Fair Value of Financial Instruments (Details) - Schedule of fair value of the convertible preferred stock warrants - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series A
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Estimated Fair Value of Warrants (in Dollars)	$ 4,459	$ 972
Exercise Price (in Dollars per share)	$ 0.5909	$ 0.5909
Dividend Yield	0.00%	0.00%
Volatility	63.00%	66.00%
Risk-Free Interest Rate	0.27%	1.60%
Expected Term (in Years)	5 months 15 days	2 years 5 months 1 day
Series C
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Estimated Fair Value of Warrants (in Dollars)	$ 883	$ 127
Exercise Price (in Dollars per share)	$ 4.3189	$ 4.3189
Dividend Yield	0.00%	0.00%
Volatility	61.00%	44.00%
Risk-Free Interest Rate	0.27%	1.60%
Expected Term (in Years)	5 months 15 days	2 years 3 months 29 days
Series D
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Estimated Fair Value of Warrants (in Dollars)	$ 1,163	$ 140
Exercise Price (in Dollars per share)	$ 5.0763	$ 5.0763
Dividend Yield	0.00%	0.00%
Volatility	61.00%	40.00%
Risk-Free Interest Rate	0.09%	1.59%
Expected Term (in Years)	5 months 15 days	1 year 5 months 1 day
Series E
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Estimated Fair Value of Warrants (in Dollars)	$ 3,763	$ 499
Exercise Price (in Dollars per share)	$ 6.2894	$ 6.2894
Dividend Yield	0.00%	0.00%
Volatility	60.00%	34.00%
Risk-Free Interest Rate	0.58%	1.62%
Expected Term (in Years)	5 months 15 days	3 years 1 month 17 days
Series E One
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Estimated Fair Value of Warrants (in Dollars)	$ 73,162
Exercise Price (in Dollars per share)	$ 6.2894
Dividend Yield	0.00%
Volatility	60.00%
Risk-Free Interest Rate	0.09%
Expected Term (in Years)	5 months 15 days
Series E Two
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Estimated Fair Value of Warrants (in Dollars)	$ 222
Exercise Price (in Dollars per share)	$ 8.6560
Dividend Yield	0.00%
Volatility	60.00%
Risk-Free Interest Rate	0.09%
Expected Term (in Years)	5 months 15 days